SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

NOTE 12 – SEGMENTED INFORMATION

The Company is managed as one reportable segment: North America. The North American segment conducts exploration and evaluation activities at the Company’s principal assets, the Excelsior Springs, Laird Lake and Oneman Lake projects. This segment does not presently report any revenues from operations. Through this segment, the Company seeks to position its projects as development opportunities within the gold, silver, and other metals sectors.

The Company’s Chief Operating Decision Maker is the Chief Executive Officer (“CODM”). The CODM uses the consolidated statement of loss and comprehensive loss as the measure of segment profit and loss to assess performance and allocate resources. The measure of segment assets is reported on the consolidated balance sheets as “Total assets” and the measure of segment capital expenditures is reported on the consolidated statements of cash flows as “Acquisition of exploration and evaluation assets.”

The Company reported no revenues during the twelve months ended December 31, 2025, 2024 and 2023. The geographic location of all long-lived assets is Canada and United States for the year ended December 31, 2025 and only United States for the years ended December 31, 2024 and 2023. The following table represents our operating segments:

	United States			Canada			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	$	$	$	$	$	$	$	$	$

Exploration, evaluation and project expenses	$77,168	$186,764	$351,132	$496,968	$0	$0	$574,136	$186,764	$351,132
General expenses	3,546	41,326	27,871	22,810	0	0	26,356	41,326	27,871
Professional fees	79,102	291,836	315,521	509,390	0	0	588,492	291,836	315,521
Stock exchange fees and other	5,112	56,110	62,094	32,940	0	0	38,052	67,636	62,094
Stock based compensation	11,997	24,555	26,974	77,280	0	0	89,277	24,555	26,974
Other	(158,749)	35,927	(1,396,340)	(1,022,350)	0	0	(1,181,099)	24,401	(1,396,340)

Gain (loss) and comprehensive gain (loss)	$18,176	$636,518	($612,748)	$117,038	$0	$0	$135,214	$636,518	($612,748)

Mineral rights	$4,053,479	$6,241,114	$6,196,114	$36,235	$0	$0	$4,089,714	$6,241,114	$6,196,114